Acquisition of Prismic (Tables) - Prismic	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of share options and warrants
	Warrants	Share Options
Grant date share price	C$32.16	C$32.16
Exercise Price	C$2.61 - C$26.73	C$2.61 - C$17.89
Expected dividend yield	-	-
Risk free interest rate	1.41% - 1.52%	1.39% - 1.66%
Expected life (years)	1.39 - 6.55	0.98 - 16.21
Annualized volatility	100%	100%

Schedule of identifiable assets acquired and liabilities assumed
Fair value recognized on acquisition
$
Cash	1,752
Prepaid expenses and deposits	19,691
Intangible assets	18,543,379
Trade and other payables	(1,404,732)
Notes payable	(1,446,642)
15,713,448